Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	17 Months Ended
	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000243319
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dynamic Alpha Macro Fund
Without Sales Load [Member] | C000243319
Average Annual Return [Line Items]
Average Annual Return, Percent		8.46%	18.37%	16.98%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		8.44%	25.02%	20.87%
Barclay Global Macro Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Barclay Global Macro Index
Average Annual Return, Percent		3.39%	8.57%	8.13%